Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 140,561	$ 5,437,450
Set-off of deferred tax liabilities pursuant to set-off provisions	(140,561)	(5,437,450)
Net deferred tax liabilities	0	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	113,450	681,933
Unrealized exchange gain [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	0	4,688,663
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 27,111	$ 66,854